Provision for Unpaid Losses and Loss Adjustment Expenses - Provision Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Net unpaid losses and loss adjustment expenses, beginning of the year	$ 54,988	$ 32,581
Incurred losses and loss adjustment expenses:
Current accident year	132,481	91,025
Prior accident year	(10,401)	0
Total incurred losses and loss adjustment expenses	122,080	91,025
Payments:
Current accident year	76,559	53,734
Prior accident year	25,656	14,884
Total payments	102,215	68,618
Effect of foreign currency rate changes	16	0
Net reserves for losses and loss adjustment expenses, end of year	74,869	54,988
Reinsurance recoverables	0	0
Provision for unpaid losses and loss adjustment expenses	$ 74,869	$ 54,988